Shareholder Report	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Advisors' Inner Circle Fund III
Entity Central Index Key		0001593547
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000224149
Shareholder Report [Line Items]
Fund Name		Rayliant Quantamental China Equity ETF
Class Name		Rayliant Quantamental China Equity ETF
Trading Symbol		RAYC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rayliant Quantamental China Equity ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://funds.rayliant.com/rayc. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number		866-898-1688
Additional Information Website		https://funds.rayliant.com/rayc
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental China Equity ETF	$87	0.80%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2023 through September 30, 2024, the Fund outperformed its benchmark, with its NAV increasing 16.91% versus a 16.74% gain for the CSI 300 Index (USD) (TR), a popular benchmark for Chinese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

After considerable weakness throughout most of the year on concerns over a struggling domestic economy, including headwinds in the Chinese property market, policymakers announced strong monetary and fiscal support measures near the close of the third quarter, leading to a substantial rally in mainland shares, accounting for the Fund’s strong positive return over the last twelve months. Outperformance resulted from tilts toward cheap stocks and those with a lower-risk profile, along with stocks featuring strong investor sentiment. From a sector allocation perspective, the greatest contributor to relative return was an overweight to Consumer Discretionary stocks, although selection effects were the most significant source of excess returns, overall, particularly within the Consumer Discretionary and Materials sectors.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a diversified portfolio of China A shares with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Consumer Staples, and Industrials; the largest underweights were to Information Technology, Utilities, and Communication Services.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant Quantamental China Equity ETF - $6914	CSI 300 Index (USD) (TR) - $8020
Dec/20	$10000	$10000
Sep/21	$9964	$9773
Sep/22	$7181	$7112
Sep/23	$5914	$6870
Sep/24	$6914	$8020

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental China Equity ETF	16.91%	-9.36%
CSI 300 Index (USD) (TR)	16.74%	-5.71%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 40,299,716	$ 40,299,716
Holdings Count | Holding	128	128
Advisory Fees Paid, Amount		$ 27,173
InvestmentCompanyPortfolioTurnover		169.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$40,299,716	128	$27,173	169%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.6%
Communication Services	0.6%
Utilities	2.3%
Energy	2.9%
Health Care	5.5%
Materials	9.0%
Information Technology	11.5%
Consumer Discretionary	13.2%
Consumer Staples	14.7%
Industrials	17.2%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Kweichow Moutai, Cl A	6.1%
Ping An Insurance Group of China, Cl A	5.5%
Contemporary Amperex Technology, Cl A	3.8%
Shenzhen Mindray Bio-Medical Electronics, Cl A	3.2%
China Merchants Bank, Cl A	3.0%
Midea Group, Cl A	3.0%
BYD, Cl A	2.6%
China Pacific Insurance Group, Cl A	2.5%
Wuliangye Yibin, Cl A	2.2%
China State Construction Engineering, Cl A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		866-898-1688
Updated Prospectus Web Address		https://funds.rayliant.com/rayc
C000232916
Shareholder Report [Line Items]
Fund Name		Rayliant Quantamental Emerging Market ex-China Equity ETF
Class Name		Rayliant Quantamental Emerging Market ex-China Equity ETF
Trading Symbol		RAYE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rayliant Quantamental Emerging Market ex-China Equity ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://funds.rayliant.com/raye. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number		866-898-1688
Additional Information Website		https://funds.rayliant.com/raye
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental Emerging Market ex-China Equity ETF	$100	0.88%

Expenses Paid, Amount		$ 100
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2023 through September 30, 2024, the Fund modestly underperformed its benchmark, with its NAV increasing 26.44% versus a 27.40% gain for the MSCI Emerging Markets ex-China Index, a popular benchmark for global emerging markets equities excluding China. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Global risk assets rallied over the last year, reacting to the Fed’s December 2023 announcement of a pivot in its previously restrictive monetary policy—commencing in September 2024, with an initial cut of 50 bps—along with continued excitement around AI and related technologies. Such “risk on” sentiment provided support to emerging markets equities, with expectations that Fed easing and a US soft landing would provide the tailwinds of robust export activity and a weakening dollar, accounting for the Fund’s strong positive return over the last twelve months. From a factor perspective, value was the principal detractor, offset by exceptionally strong performance among signals tracking investor sentiment. Over the last twelve months, the Fund’s timely underweight to Materials stocks and strong selection within the Financials and Energy sectors and among Indian and South Korean stocks were not enough to overcome underperformance of an overweight to South Korean shares and weak stock-picking within the Information Technology sector.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a diversified portfolio of emerging market stocks excluding China with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Information Technology, and Industrials; the largest underweights were to Materials, Financials, and Utilities. The Fund’s largest overweights at the region level were to South Korea, Taiwan, and Greece; the largest underweights were to India, Brazil, and Saudi Arabia.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant Quantamental Emerging Market ex-China Equity ETF - $11363	MSCI Emerging Markets ex-China Index* - $11203	MSCI Emerging Markets Index (Net) (USD) - $10422
Dec/21	$10000	$10000	$10000
Sep/22	$7903	$7669	$7402
Sep/23	$8987	$8793	$8268
Sep/24	$11363	$11203	$10422

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental Emerging Market ex-China Equity ETF	26.44%	4.68%
MSCI Emerging Markets ex-China Index*	27.40%	4.15%
MSCI Emerging Markets Index (Net) (USD)	26.05%	1.49%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 56,690,387	$ 56,690,387
Holdings Count | Holding	169	169
Advisory Fees Paid, Amount		$ 33,348
InvestmentCompanyPortfolioTurnover		205.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$56,690,387	169	$33,348	205%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.0%
Malaysia	0.9%
Turkey	1.4%
United Arab Emirates	1.7%
Mexico	1.9%
Thailand	2.5%
Greece	2.5%
Saudi Arabia	3.4%
Brazil	3.9%
South Africa	4.7%
South Korea	20.1%
India	25.5%
Taiwan	27.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	14.3%
Samsung Electronics	4.5%
Trent	2.1%
Hon Hai Precision Industry	1.7%
Itausa	1.6%
Bharti Airtel	1.4%
SK Hynix	1.4%
HDFC Asset Management	1.3%
Hindustan Aeronautics	1.3%
Krafton	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://www.funds.rayliant.com/raye or upon request at 866-898-1688.

  The Fund changed its name from Rayliant Quantamental Emerging Market Equity ETF to Rayliant Quantamental Emerging Market ex-China Equity ETF.

  The Fund’s investment objective changed to investing at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities of companies in emerging markets, excluding China.

  The Fund changed its benchmark from MSCI Emerging Markets Index to MSCI Emerging Markets ex-China Index.

Updated Prospectus Phone Number		866-898-1688
Updated Prospectus Web Address		https://funds.rayliant.com/raye
C000232917
Shareholder Report [Line Items]
Fund Name		Rayliant Quantitative Developed Market Equity ETF
Class Name		Rayliant Quantitative Developed Market Equity ETF
Trading Symbol		RAYD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Rayliant Quantitative Developed Market Equity ETF (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://funds.rayliant.com/rayd. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number		866-898-1688
Additional Information Website		https://funds.rayliant.com/rayd
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantitative Developed Market Equity ETF	$94	0.80%

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the 12-month period from October 1, 2023 through September 30, 2024, the Fund outperformed its benchmark, with its NAV increasing 34.93% versus a 32.43% gain for the MSCI World Index (Net) (USD), a popular benchmark for global developed markets equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Global risk assets rallied over the last year, reacting to the Fed’s December 2023 announcement of a pivot in its previously restrictive monetary policy—commencing in September 2024, with an initial cut of 50 bps—along with continued excitement around AI and related technologies. Such “risk on” sentiment provided support to developed markets equities, with expectations that Fed easing and a US soft landing would lead to robust global growth, accounting for the Fund’s strong positive return over the last twelve months. Outperformance resulted from tilts toward high-quality growth stocks and those featuring strong investor sentiment. From an allocation perspective, the greatest contributor to relative return was an overweight to Information Technology stocks, although selection effects were the most significant source of excess returns, overall, particularly within the Consumer Staples and Health Care sectors, and among US stocks.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a diversified portfolio of developed market stocks with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Consumer Staples, Consumer Discretionary, and Communication Services; the largest underweights were to Utilities, Industrials, and Real Estate. The Fund’s largest overweights at the region level were to Sweden, the United Kingdom, and Hong Kong; the largest underweights were to Japan, France, and the United States.

Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant Quantitative Developed Market Equity ETF - $12809	MSCI World Index (Net) (USD) - $12264
Dec/21	$10000	$10000
Sep/22	$8153	$7594
Sep/23	$9493	$9261
Sep/24	$12809	$12264

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantitative Developed Market Equity ETF	34.93%	9.26%
MSCI World Index (Net) (USD)	32.43%	7.58%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 65,244,316	$ 65,244,316
Holdings Count | Holding	175	175
Advisory Fees Paid, Amount		$ 179,359
InvestmentCompanyPortfolioTurnover		164.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$65,244,316	175	$179,359	164%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.1%
Australia	0.8%
Hong Kong	0.9%
Denmark	1.0%
Brazil	1.2%
France	1.4%
Canada	2.0%
Sweden	2.0%
Germany	2.7%
Switzerland	2.8%
United Kingdom	2.9%
Japan	3.4%
United States	74.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	5.6%
Apple	5.5%
Microsoft	4.9%
Amazon.com	3.1%
Alphabet, Cl A	2.7%
Costco Wholesale	2.4%
Booking Holdings	2.2%
Shell	2.0%
Allianz	1.7%
Eli Lilly	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		866-898-1688
Updated Prospectus Web Address		https://funds.rayliant.com/rayd
C000248857
Shareholder Report [Line Items]
Fund Name	Rayliant SMDAM Japan Equity ETF
Class Name	Rayliant SMDAM Japan Equity ETF
Trading Symbol	RAYJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from April 3, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.
Additional Information Phone Number	866-898-1688
Additional Information Website	https://funds.rayliant.com/rayj
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$38	0.72%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

For the period from the Fund’s April 3, 2024 inception through September 30, 2024, the Fund strongly outperformed its benchmark, with its NAV increasing 12.84% versus a 4.99% gain for the Tokyo Stock Exchange TOPIX (TR) (USD), a popular benchmark for Japanese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Since the Fund launched in April 2024, conditions for Japanese stocks have continued to be positive, as an unusually weak yen has spurred reflation and a return to growth, helping Japanese households and businesses shake off poor sentiment tied to decades of deflation and economic weakness. Those positive emerging trends have been reinforced by effective policies pushing corporate reform, along with a Bank of Japan perceived as supportive of growth—despite raising interest rates this March for the first time since 2007. These factors account for the Fund’s strong positive return since its inception. Outperformance versus the Tokyo Stock Exchange TOPIX (TR) (USD) resulted entirely from strong stock selection among the portfolio’s high-conviction picks, particularly within the Consumer Discretionary, Industrials, and Consumer Staples sectors. From a sector allocation perspective, an overweight to Industrials, one of the best-performing sectors over this period, helped to offset the drag of an overweight to Consumer Discretionary, the worst-performing sector in the benchmark.

Positioning of the Fund

As of September 30, 2024, the Fund invested in a high-conviction portfolio of Japanese shares selected with the objective of capturing mispricings through a focus on, among other things, strong fundamentals and high-quality, sustainable growth. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Industrials, and Materials; the largest underweights were to Financials, Health Care, and Communication Services.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Rayliant SMDAM Japan Equity ETF - $11284	Tokyo Stock Exchange TOPIX (TR) (USD) - $10499
Apr/24	$10000	$10000
Apr/24	$9752	$9778
May/24	$9892	$9905
Jun/24	$9896	$9817
Jul/24	$10452	$10438
Aug/24	$10872	$10474
Sep/24	$11284	$10499

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Rayliant SMDAM Japan Equity ETF	12.84%
Tokyo Stock Exchange TOPIX (TR) (USD)	4.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,557,371	$ 34,557,371
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,557,371	30	$0	15%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	3.3%
Health Care	3.4%
Consumer Staples	5.9%
Materials	6.4%
Financials	8.4%
Information Technology	12.1%
Industrials	29.4%
Consumer Discretionary	30.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Fujikura	6.1%
Mitsubishi UFJ Financial Group	5.0%
Fast Retailing	4.6%
Asics	4.5%
Sanrio	4.5%
Maruwa	4.3%
NEC	4.0%
Hitachi	3.8%
SIGMAXYZ Holdings	3.8%
Shin-Etsu Chemical	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-898-1688
Updated Prospectus Web Address	https://funds.rayliant.com/rayj